Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes
Schedule of income taxes attributed to the operations in China
	2012	2011	2010

Current	$866,693	$(2,221,408)	$(1,004,607)
Deferred	17,204	(2,845,195)	1,708,489
Total income tax recovery (expense)	$883,897	$(5,066,603)	$703,882

Reconciliation of income taxes at the statutory income tax rate in Antigua and Barbuda to income tax rate based on income before income taxes stated in the consolidated statements of income (loss)

	2012	2011	2010
Income taxes on dividend and interest income received from subsidiary	866,693	(725,015)	420,237
Tax loss of subsidiaries at higher rate in China	3,094,946	2,055,694	1,897,897
Tax loss (Income) of the subsidiary (Sinovac Beijing) at lower rate in China	1,007,591	(1,651,243)	(901,804)
Changes in tax benefits not recognized	(5,314,224)	(4,327,094)	(2,172,278)
Non-deductible expenses	1,050,715	(206,641)	(13,800)
Future tax rate difference on current timing differences	—	(432,924)	1,487,233
Others	178,176	220,620	(13,603)
Income tax recovery (expense)	$883,897	$(5,066,603)	$703,882

Schedule of tax effects of temporary differences that give rise to the Company's deferred tax assets

	2012	2011
Tax losses carried forward	$10,315,232	$2,055,694
Tax on accounts receivable provision	511,812	630,970
Excess of tax cost over net book value of certain assets	1,694,015	2,898,123
Less: valuation allowance	(12,075,470)	(5,165,673)
Total deferred tax assets	445,589	419,114
Less: current portion	—	—
Total deferred tax assets-long term	$445,589	$419,114